Financial instruments - fair values and risk management - Credit risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) debtor	Dec. 31, 2022 USD ($) debtor	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Maximum exposure to credit risk
Loans receivables	$ 148	$ 3,834
Trade receivables	45,442	41,874
Cash	71,798	86,774	$ 142,802	$ 84,557
Change in fair value of loan receivable	8,624	7,825
Credit risk
Maximum exposure to credit risk
Expected credit losses for loans receivable	34,475	28,475
Change in fair value of loan receivable	34,475	28,475
ECL in respect of trade and other receivables	$ 1,431	$ 1,512
Trade and other receivables | Credit risk | Customer concentration risk | Largest debtor
Maximum exposure to credit risk
Risk concentration	37.00%	41.00%
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Maximum exposure to credit risk
Risk concentration	74.00%	72.00%
Number of largest debtors | debtor	3	3
Other investments - current
Maximum exposure to credit risk
Other investments	$ 84,236	$ 50,365
Other investments - non-current
Maximum exposure to credit risk
Other investments	$ 18,074	$ 17,903